Balance Sheet - USD ($)		Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS:
Cash		$ 99,452
Accounts receivable		164,388
Prepaid expenses and other current assets		382,373
Total current assets		646,213
NON-CURRENT ASSETS:
Property and equipment, net		2,506,738
Right of use assets - operating leases		64,094
Right of use assets - financing leases		301,126
Intangible assets, net		1,716,331
Goodwill		4,900,873
Non-current assets held for discontinued operations		0
Total non-current assets		9,489,162
TOTAL ASSETS		10,135,375
CURRENT LIABILITIES
Accounts payable		373,697
Accrued liabilities		1,116,698
Due to Ecoark Holdings	[1]	0
Current portion of long-term debt		572,644
Current portion of lease liability - operating leases		45,004
Current portion of lease liability - financing leases		145,174
Current liabilities of discontinued operations		0
Total current liabilities		2,253,217
NON-CURRENT LIABILITIES
Lease liability - financing leases, net of current portion		149,884
Lease liability - operating leases, net of current portion		22,519
Total non-current liabilities		239,914
Total Liabilities		2,493,131
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, 5,000,000 shares authorized and no shares issued and outstanding		0
Common stock, $0.0001 par value, 45,000,000 shares authorized and 5,565,976 shares issued and outstanding (*)		51,988
Additional paid in capital (*)	[1]	10,349,029
Accumulated deficit		(2,758,773)
Total stockholders’ equity		7,642,244	3,627,316	[2]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)		10,135,375
Banner Midstream Corp. [Member]
CURRENT ASSETS:
Cash		99,452	295,416
Accounts receivable		164,388	263,573
Due from related party		0	10,511
Prepaid expenses and other current assets		382,373	489,928
Total current assets		646,213	1,059,428
NON-CURRENT ASSETS:
Property and equipment, net		2,506,738	2,790,517
Right of use assets - operating leases		64,094	116,697
Right of use assets - financing leases		301,126	444,852
Intangible assets, net		1,716,331	2,065,145
Goodwill		4,900,873	4,900,873
Non-current assets held for discontinued operations		0	193,904
Total non-current assets		9,489,162	10,511,988
TOTAL ASSETS		10,135,375	11,571,416
CURRENT LIABILITIES
Accounts payable		373,697	218,178
Accrued liabilities		1,116,698	4,860,133
Due to Ecoark Holdings	[1]	0	0
Current portion of long-term debt		572,644	1,035,052
Note payable - related parties		0	250,000
Current portion of lease liability - operating leases		45,004	42,447
Current portion of lease liability - financing leases		145,174	140,914
Current liabilities of discontinued operations		0	9,226
Total current liabilities		2,253,217	6,555,950
NON-CURRENT LIABILITIES
Lease liability - financing leases, net of current portion		149,884	295,058
Lease liability - operating leases, net of current portion		22,519	84,600
Asset retirement obligations		67,511	1,008,492
Total non-current liabilities		239,914	1,388,150
Total Liabilities		2,493,131	7,944,100
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, 5,000,000 shares authorized and no shares issued and outstanding		0	0
Common stock, $0.0001 par value, 45,000,000 shares authorized and 5,565,976 shares issued and outstanding (*)	[1]	51,988	51,988
Additional paid in capital (*)	[1]	10,349,029	11,140,143
Accumulated deficit		(2,758,773)	(7,564,815)
Total stockholders’ equity		7,642,244	3,627,316
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)		$ 10,135,375	$ 11,571,416

[1]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements.
[2]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark Holdings that were exchanged for the capital stock.